Loss per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Summary of Computation of Loss Per Share	The computation of loss per share for the respective periods is as follows
	2019	2018	2017
	(in € millions, except share and per share data)
Basic loss per share
Net loss attributable to owners of the parent	(186)	(78)	(1,235)
Shares used in computation:
Weighted-average ordinary shares outstanding	180,960,579	177,154,405	151,668,769
Basic net loss per share attributable to owners of the parent	(1.03)	(0.44)	(8.14)

Diluted loss per share
Net loss attributable to owners of the parent	(186)	(78)	(1,235)
Fair value adjustments on warrants	—	(14)	—
Net loss used in the computation of diluted loss per share	(186)	(92)	(1,235)
Shares used in computation:
Weighted-average ordinary shares outstanding	180,960,579	177,154,405	151,668,769
Warrants	—	4,055,887	—
Diluted weighted average ordinary shares	180,960,579	181,210,292	151,668,769
Diluted net loss per share attributable to owners of the parent	(1.03)	(0.51)	(8.14)

Summary of Anti-dilutive Securities

Potential dilutive securities that were not included in the diluted per share calculations because they would be anti-dilutive were as follows:

	2019	2018	2017
Employee options	12,153,772	12,243,526	14,646,720
Restricted stock units	638,350	100,383	195,937
Restricted stock awards	41,280	61,880	61,880
Other contingently issuable shares	162,320	—	—
Warrants	2,400,000	—	6,720,000